Significant Accounting Policies (Details) - Schedule of Property and Equipment is Recorded at Cost Less Accumulated Amortization	6 Months Ended
Jun. 30, 2023
Computers [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment is Recorded at Cost Less Accumulated Amortization [Line Items]
Description of estimated useful life	Straight line, 3 years
Right of use assets [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment is Recorded at Cost Less Accumulated Amortization [Line Items]
Description of estimated useful life	Shorter of useful life or lease term